RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 4) In Millions, unless otherwise specified					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2014 Interest rate swap agreements CAD	Dec. 31, 2013 Interest rate swap agreements CAD	Dec. 31, 2014 Interest rate swap agreements USD ($)	Dec. 31, 2013 Interest rate swap agreements USD ($)	Dec. 31, 2014 Level II Carrying Amount CAD	Dec. 31, 2013 Level II Carrying Amount CAD	Dec. 31, 2014 Level II Fair Value CAD	Dec. 31, 2013 Level II Fair Value CAD
Financial Assets
Notes receivable and other									213	226	263	269
Available for sale assets									62	47	62	47
Financial Liabilities
Current and Long-Term Debt		(24,757)		(22,865)					(24,757)	(22,865)	(28,713)	(26,134)
Junior subordinated notes		(1,160)		(1,063)					(1,160)	(1,063)	(1,157)	(1,093)
Total liabilities		(658)		(105)					(25,642)	(23,655)	(29,545)	(26,911)
Long-term Debt	400		200
Fair value adjustments (losses)					(3)	(5)
Long-Term Debt hedged							$ 400	$ 200